RELATED PARTY TRANSACTIONS - Narrative (FY) (Details)					1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended		18 Months Ended
	Feb. 01, 2021	Aug. 28, 2020 USD ($)	Jul. 31, 2020 USD ($)	Mar. 02, 2020 USD ($) property	Jul. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) property notesPayable loan shares	Sep. 30, 2019 USD ($)	Apr. 23, 2020 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Payments to independent member of Company's board of directors for services rendered					$ 31,250
Related party payable											$ 0	$ 630,820
Reverse stock split, conversion ratio	0.3333
Repayments of related party debt											0	107,500
Amount paid for related party transactions											0
Related party receivable											$ 0	$ 2,332
Property management fees percentage											1.50%
Number of real estate properties under property management services | property												10
Leasing commissions and fees, percentage of rents											6.00%
Leasing commission fee, renewal rate											3.00%
Limitation as of average invested assets (as a percent)													2.00%
Limitation as of net income (as a percent)													25.00%
Hosting services agreement term												3 years
Hosting services agreement term, renewal period												1 year
Hosting services agreement term, termination notice period												90 days
Leasing Commission Fees
Related Party Transaction [Line Items]
Amount paid for related party transactions												$ 0
Waiver of asset management fees
Related Party Transaction [Line Items]
Related party transaction fees												0
Monthly asset management fees waive percentage											0.025%
Financing coordination fees
Related Party Transaction [Line Items]
Related party payable												0
Amount paid for related party transactions												107,500
Related party receivable												$ 0
Number of loans related to financing coordination fees | loan												2
Property Selling Fee
Related Party Transaction [Line Items]
Related party transaction fees, percentage											3.00%
Due from TIC
Related Party Transaction [Line Items]
Related party payable												$ 0
Amount paid for related party transactions												0
Related party receivable												954
Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Related party payable												0
Amount paid for related party transactions												1,206,881
Related party receivable												0
Accrual organization and offering cost										$ 5,429,105			$ 5,429,105
Due from BRIX REIT
Related Party Transaction [Line Items]
Related party payable												0
Amount paid for related party transactions											$ 0	0
Related party receivable												1,378
Sponsor reimbursement
Related Party Transaction [Line Items]
Related party transaction fees										373,252
Acquisition fees
Related Party Transaction [Line Items]
Related party transaction fees, percentage											3.00%
Amount paid for related party transactions												746,459
Asset Management Fees
Related Party Transaction [Line Items]
Related party payable												0
Related party transaction fees, percentage											0.10%
Amount paid for related party transactions												2,777,021
Related party receivable												0
Disposition Fees
Related Party Transaction [Line Items]
Related party transaction fees, percentage											6.00%
Amount paid for related party transactions												0
Subordinated participation fees
Related Party Transaction [Line Items]
Related party payable															$ 839,050
Reimbursable operating expense
Related Party Transaction [Line Items]
Related party payable												0
Amount paid for related party transactions												528,000
Related party receivable												0
Advisor fees
Related Party Transaction [Line Items]
Related party transaction fees, percentage											0.10%
Amount paid for related party transactions											$ 263,971
Asset management fees due from BRIX REIT, Inc.
Related Party Transaction [Line Items]
Related party receivable												285,818
Maximum | Acquisition fees
Related Party Transaction [Line Items]
Related party transaction fees, percentage											6.00%
Sponsor
Related Party Transaction [Line Items]
Employment related legal fees										$ 40,915
Sponsor | Reimbursable organizational and offering expenses
Related Party Transaction [Line Items]
Gross offering proceeds, percentage										3.00%
Advisor
Related Party Transaction [Line Items]
Financing coordination fees percentage											1.00%
Subordinated participation fees percentage											30.00%
Board of Directors Chairman | Secured Notes Payable
Related Party Transaction [Line Items]
Related party payable												$ 630,820
Related party transaction fees, percentage								10.00%			10.00%
Related party transaction, number of notes payable | notesPayable												2
Balloon payment due at maturity														$ 437,862
Board of Directors Chairman | Secured Notes Payable, Note One
Related Party Transaction [Line Items]
Balloon payment due at maturity														218,931
Board of Directors Chairman | Secured Notes Payable, Note Two
Related Party Transaction [Line Items]
Balloon payment due at maturity														$ 218,931
Santa Clara | Advisor fees
Related Party Transaction [Line Items]
Amount paid for related party transactions						$ 47,984	$ 47,984	$ 95,967	$ 95,967		$ 191,933	$ 191,933
Wirta Trust | Board of Directors Chairman
Related Party Transaction [Line Items]
Notes payable, related party				$ 4,000,000
Number of real estate properties under mortgages | property				2
Related party transaction fees, percentage				8.00%
Wirta Trust | Board of Directors Chairman | Chevron Gas Station, San Jose
Related Party Transaction [Line Items]
Repayments of related party debt			$ 2,000,000
Wirta Trust | Board of Directors Chairman | Chevron Gas Station, Roseville
Related Party Transaction [Line Items]
Repayments of related party debt		$ 2,000,000
Subsequent Event
Related Party Transaction [Line Items]
Reverse stock split, conversion ratio	0.3333
Class C
Related Party Transaction [Line Items]
Common stock issued to board of directors (in shares) | shares					4,821
Reverse stock split, conversion ratio								1				1
Director
Related Party Transaction [Line Items]
Payments to independent member of Company's board of directors for services rendered											407,083	$ 372,500
Related party payable							$ 101,250		$ 101,250		21,250	57,500
Amount paid in cash to board of directors											50,000	0
Director | Class C
Related Party Transaction [Line Items]
Value of stock issued to board of directors											$ 357,083	$ 315,000
Common stock issued to board of directors (in shares) | shares											16,786	10,335